Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles — 82.5%
Investment Partnerships — 71.6%
AG Asset Based Credit Fund L.P.						USD	N/A	$71,500,000	$76,780,114	[1,2]
AG Essential Housing Fund II Holdings (DE), L.P.						USD	N/A	12,075,000	12,889,675	[1,2]
Ares Commercial Finance Feeder (B) LP						USD	N/A	13,131,161	13,941,311	[1,2]
Ares Commercial Finance, LP						USD	N/A	15,404,552	19,487,306	[1,2]
Ares Pathfinder Fund II, LP						USD	N/A	1,149,349	1,225,291	[1,2]
Ares Priority Loan Co-Invest LP						USD	N/A	26,625,000	27,478,993	[1,2]
Ares Private Credit Solutions (Cayman), L.P.						USD	N/A	21,204,116	25,638,408	[1,2]
Ares Special Opportunities Fund II, LP						USD	N/A	15,895,276	16,754,736	[1,2]
Ares Special Opportunities Fund, LP						USD	N/A	8,448,723	9,849,955	[2]
Atalaya A4 (Cayman), LP						USD	N/A	28,663,426	27,543,976	[1,2]
Atalaya Asset Income Fund Evergreen, LP						USD	N/A	10,253,495	9,979,391	[1,2]
Axonic Private Credit Fund I, LP						USD	N/A	5,235,849	5,371,913	[1,2]
Banner Ridge DSCO Fund I, LP						USD	N/A	15,480,563	22,750,926	[2]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	9,691,695	11,454,741	[1,2]
Banner Ridge Secondary Fund IV (Offshore), LP						USD	N/A	4,967,485	8,804,201	[1,2]
Banner Ridge Secondary Fund V (Offshore), LP						USD	N/A	13,975,048	17,547,623	[1,2]
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.						USD	N/A	56,720,865	62,878,570	[1,2]

1

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Blue Owl First Lien Fund (Offshore), L.P.						USD	N/A	$4,103,056	$4,837,623	[1,2]
Blue Owl Real Estate Fund VI						USD	N/A	2,963,871	2,987,369	[1,2]
BPC Real Estate Debt Fund, LP						USD	N/A	60,600,000	64,085,761	[1,2]
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)						USD	N/A	5,000,000	5,228,150	[2]
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)						USD	N/A	20,000,000	20,138,082	[2]
BSOF Parallel Onshore Fund L.P. (Class Gnochi Series 2 Interests)						USD	N/A	30,000,000	30,683,247	[2]
BSOF Parallel Onshore Fund L.P. (Class Olympic Srt Interests)						USD	N/A	100,000,000	103,124,009	[2]
Burford Advantage Feeder Fund A, LP						USD	N/A	12,714,789	13,415,812	[1,2]
Callodine Perpetual ABL Fund, LP						USD	N/A	95,244,203	94,049,566	[1,2]
Carlyle Credit Opportunities Fund (Parallel) II, SCSp						USD	N/A	9,043,286	8,938,107	[1,2]
Comvest Special Opportunities Fund, L.P.						USD	N/A	11,650,392	12,972,782	[2]
Contingency Capital Fund I-A, LP						USD	N/A	39,928,289	47,556,925	[1,2]
Crestline Nevermore Holdco, L.P.						USD	N/A	12,127,881	7,785,960	[2]
Crestline PF Sentry Fund, LP						USD	N/A	6,697,337	6,665,619	[2]
Crestline Specialty Lending III (U.S.), L.P.						USD	N/A	13,778,564	14,888,223	[1,2]
D.E. Shaw Diopter International Fund, L.P.						USD	N/A	53,189,499	51,753,211	[2]

2

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Everberg Capital Partners II, L.P.						USD	N/A	$10,784,665	$11,161,344	[1,2]
EVP II LP						USD	N/A	13,133,822	20,666,377	[2]
Felicitas Secondary Fund II Offshore, LP						USD	N/A	10,616,857	14,775,276	[1,2]
Felicitas Tactical Opportunities Fund, LP						USD	N/A	39,860,000	53,533,710	[1,2]
Harvest Partners Structured Capital Fund III, L.P.						USD	N/A	11,553,374	13,071,676	[1,2]
Hayfin Healthcare Opportunities Fund (US Parallel), LP						USD	N/A	17,448,920	20,067,346	[1,2]
Hercules Private Global Venture Growth Fund I, L.P.						USD	N/A	130,464,177	132,288,286	[1,2]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	6,542,996	7,350,711	[2]
HPS Specialty Loan Fund V-L, L.P.						USD	N/A	22,691,907	23,713,685	[1,2]
ICG LP Secondaries Fund I (Feeder) SCSp						USD	N/A	9,987,101	18,143,754	[2]
King Street Opportunistic Credit Evergreen Fund, L.P.						USD	N/A	50,000,000	54,647,000	[1,2]
Linden Structured Capital Fund-A, LP						USD	N/A	20,535,021	25,787,897	[1,2]
Madison Realty Capital Debit Fund, IV LP						USD	N/A	13,564,062	18,731,255	[2]
NB Credit Opportunities II Cayman Feeder, LP						USD	N/A	16,691,718	18,848,865	[1,2]
OrbiMed RCO IV Offshore Feeder, LP						USD	N/A	7,685,942	7,656,192	[1,2]
Pathlight Capital Evergreen Fund, LP						USD	N/A	34,143,592	35,781,842	[1,2]
Pathlight Capital Fund II, LP						USD	N/A	33,545,343	34,397,287	[1,2]
Pennybacker Real Estate Credit II Pacific, LLC						USD	N/A	2,467,491	2,428,145	[1,2]
Pennybacker Real Estate Credit II, LP						USD	N/A	18,149,241	18,974,359	[1,2]

3

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Investment Partnerships (Continued)
Raven Asset-Based Credit Fund II LP						USD	N/A	$15,156,811	$16,647,581	[1,2]
Raven Evergreen Credit Fund II, LP						USD	N/A	56,794,425	66,561,363	[1,2]
Shamrock Capital Debt Opportunities Fund I, LP						USD	N/A	9,502,059	9,695,902	[2]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	32,200,401	30,361,778	[1,2]
Sixth Street Growth Partners II (B), L.P.						USD	N/A	2,756,161	2,743,122	[1,2]
Sky Fund V Offshore, LP						USD	N/A	40,764,318	46,134,860	[1,2]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	6,919,667	7,371,197	[2]
Thompson Rivers LLC						USD	N/A	1,722,456	805,696	[1,2]
Thorofare Asset Based Lending Fund V, L.P.						USD	N/A	30,401,096	31,481,146	[1,2]
Tinicum L.P.						USD	N/A	8,069,448	11,617,105	[2]
Tinicum Tax Exempt, L.P.						USD	N/A	4,068,957	5,642,174	[2]
Vista Capital Solutions Fund-A, L.P.						USD	N/A	7,457,001	7,656,775	[1,2]
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.						USD	N/A	68,816,268	71,414,291	[1,2]
VPC Credit Origination Fund, LP						USD	N/A	1,000,000	1,175,315	[3]
VPC Legal Finance Fund, L.P.						USD	N/A	86,429,056	92,468,872	[1,2]
Waccamaw River LLC						USD	N/A	12,498,740	9,381,468	[2]
								1,661,885,863	1,802,671,228

4

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Non-Listed Business Development Companies — 2.3%
Blue Owl Technology Finance Corp.						USD	683,646	$10,332,953	$11,883,543	[1,2]
Blue Owl Technology Finance Corp. II						USD	504,952	7,325,074	7,789,180	[1,2]
Franklin BSP Lending Corporation						USD	273,527	1,795,011	2,039,656	[1,2]
Redwood Enhanced Income Corp.						USD	2,856,397	28,275,000	26,290,640	[1,2]
Stellus Private Credit BDC Feeder LP						USD	N/A	8,558,048	8,956,031	[1,2]
								56,286,086	56,959,050
Private Collateralized Loan Obligations — 4.0%
Guggenheim MM-C CLO						USD	N/A	90,202,500	101,318,152	[2]

Private Equity — 0.1%
Blue Owl Technology Holdings II, LLC, Class A						USD	N/A	177,522	944,741	[1,3]
Stellus Private BDC Advisor, LLC						USD	N/A	—	651,262	[3]
								177,522	1,596,003
Special Purpose Vehicle for Common and Preferred Equity — 0.1%
Felicitas Diner Offshore, LP						USD	N/A	2,625,575	3,149,046	[1,2]

5

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Private Investment Vehicles (Continued)
Special Purpose Vehicle for Common Equity — 0.9%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	$2,872,914	$2,855,731	[2]
KWOL Co.-Invest LP						USD	N/A	2,500,000	2,538,065	[2]
Marilyn Co-Invest, L.P.						USD	N/A	12,237,575	17,229,915	[1,2]
								17,610,489	22,623,711
Special Purpose Vehicle for Consumer Credit — 0.1%
Atalaya Digithouse Opportunity Fund, LLC						USD	N/A	277,516	1,225,878	[1,2]

Special Purpose Vehicle for Preferred Equity — 2.0%
CCOF Alera Aggregator, L.P.						USD	N/A	4,850,000	5,552,078	[1,2]
CCOF Sierra II, L.P.						USD	N/A	3,906,521	4,584,475	[1,2]
Chilly HP SCF Investor, LP						USD	N/A	2,970,297	3,389,916	[1,2]
CL Oliver Co-Invest I, L.P.						USD	N/A	5,048,999	5,508,376	[1,2]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	6,328,227	7,602,480	[2]
Minerva Co-Invest, L.P.						USD	N/A	2,944,004	3,239,160	[2]
NB Capital Solutions Co-Invest Wolverine						USD	N/A	1,380,844	1,405,103	[2]
VCSF Co-Invest 1-A, L.P.						USD	N/A	16,875,378	17,823,905	[3]
								44,304,270	49,105,493
Special Purpose Vehicle for Real Estate Loans — 1.3%
BP Holdings RHO LLC						USD	N/A	9,099,750	9,960,113	[1,2]
BP Holdings Zeta LP - Class A						USD	N/A	8,609,327	8,686,811	[2]
BP Holdings Zeta LP - Class B						USD	N/A	1,410,673	1,423,369	[2]
SB DOF Speedway, LLC						USD	N/A	8,013,774	8,810,214	[2]
Sculptor Real Estate Science Park Fund, LP						USD	N/A	4,582,321	4,641,963	[1,2]
								31,715,845	33,522,470
Special Purpose Vehicle for Senior Secured Loans— 0.2%
17Capital Co-Invest (B) SCSp						EUR	N/A	5,454,505	5,396,302	[2,16]
Total Private Investment Vehicles								1,910,540,171	2,077,567,333

6

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans — 21.2%
Consumer Discretionary — 1.5%
Gateway Casinos & Entertainment Limited	First Lien Term Loan	13.548%		LIBOR	800	10/22/2027	USD	$978,511	$950,231	$977,800	[3,5]
Harbor Purchaser, Inc.	First Lien Term Loan	13.856%		SOFR	850	4/7/2030	USD	3,000,000	2,950,598	2,926,064	[3,4,5]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	13.456%		SOFR	800	4/7/2028	USD	4,987,500	4,807,243	4,811,168	[3,4,5,6]
Hudson's Bay Company	First Lien Term Loan	12.810%		SOFR	733	9/30/2026	USD	4,735,999	4,670,912	4,680,898	[1,3,4,5]
KCP Acquisitions, Inc.	First Lien Term Loan	13.904%		SOFR	857	3/16/2027	USD	7,765,573	7,800,580	7,804,401	[3,4,5]
Keller Postman, LLC	First Lien Term Loan	17.38	% PIK	SOFR	1200	9/15/2028	USD	12,121,212	12,000,000	12,000,000	[3,5,8]
NKD Group GmbH	First Lien Term Loan	11.925%		EURIBOR	800	3/23/2026	EUR	1,730,769	1,797,810	1,910,763	[3,5,16]
Penney Borrower LLC	First Lien Term Loan	12.586%		SOFR	714	12/16/2026	USD	4,014,706	3,984,893	3,989,045	[1,3,4,5]
									38,962,267	39,100,139
Consumer Staples — 0.7%
Baxters North America Holdings, Inc.	First Lien Term Loan	14.630	% PIK	SOFR	925	5/31/2028	USD	7,236,865	7,070,483	7,046,870	[3,5,6,8]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.880	% PIK	SOFR	950	10/26/2028	USD	3,346,667	3,249,061	3,253,430	[3,5,8]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.880	% PIK	SOFR	950	10/26/2028	USD	8,701,246	8,446,328	8,455,265	[3,5,8]
									18,765,872	18,755,565
Energy — 0.8%
Knight Energy Services LLC	First Lien Term Loan	13.027%		SOFR	750	6/1/2028	USD	3,700,498	3,672,744	3,672,744	[3,5,6]
Service Compression, LLC	Delayed Draw	15.456	% PIK	SOFR	1000	5/6/2027	USD	742,363	682,449	683,240	[1,3,4,5,7,8]
Service Compression, LLC	First Lien Term Loan	15.456	% PIK	SOFR	1000	5/6/2027	USD	2,332,120	2,296,963	2,277,968	[1,3,4,5,8]
Service Compression, LLC	First Lien Term Loan	15.456	% PIK	SOFR	1000	5/6/2027	USD	223,302	146,850	148,361	[1,3,5,7,8]
Wellbore Integrity Solutions LLC	First Lien Term Loan	12.410%		LIBOR	900	12/31/2024	USD	12,774,788	12,774,788	12,774,788	[3,4,5]
									19,573,794	19,557,101

7

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Financials — 1.3%
Ardonagh Midco 3 PLC	First Lien Term Loan	11.870%		SOFR	650	7/14/2026	USD	$4,197,084	$1,632,696	$1,711,260	[3,5,7]
Ardonagh Midco 3 PLC	First Lien Term Loan	10.497%		EURIBOR	650	7/14/2026	EUR	2,028,188	2,202,916	2,187,131	[3,5,16]
Clearco SPV V US LP	First Lien Term Loan	16.343%		SOFR	1100	4/3/2027	USD	15,000,000	2,593,800	2,593,800	[3,5,7]
Cresset Asset Management, LLC	First Lien Term Loan	12.860	% PIK	SOFR	750	4/20/2025	USD	3,552,517	3,532,925	3,507,707	[3,5,7,8]
Eisner Advisory Group LLC	First Lien Term Loan	10.720%		SOFR	525	7/30/2028	USD	2,977,444	2,868,312	2,984,887	[3,5,6]
Elevate Credit, Inc.	Second Lien Term Loan	13.797%		BASE	700	1/1/2024	USD	3,963,815	3,963,815	3,963,815	[1,3,4,5]
Foundation Risk Partners, Corp.	Delayed Draw	12.198%		SOFR	675	10/29/2028	USD	1,271,364	1,233,436	1,246,296	[3,5]
Foundation Risk Partners, Corp.	First Lien Term Loan	12.198%		SOFR	675	10/29/2028	USD	2,720,455	2,647,148	2,666,815	[3,5,6]
Kensington Private Equity Fund	Delayed Draw	1.000	% PIK			3/28/2026	USD	3,200,000	(48,000)	—	[3,4,8,9]
Kensington Private Equity Fund	Second Lien Term Loan	12.481	% Cash+PIK	SOFR	700	3/28/2026	USD	3,200,000	3,162,247	3,200,000	[3,4,5,8]
Pennybacker Real Estate Credit II Pacific, LLC	Promissory Note	11.590%				5/10/2031	USD	809,927	809,927	809,927	[1,3]
Retail Services Corporation	First Lien Term Loan	13.848%		SOFR	835	5/20/2025	USD	2,755,078	2,735,736	2,702,680	[3,5]
Wealth Enhancement Group, LLC	First Lien Term Loan	21.250	% PIK	SOFR	625	5/26/2033	USD	4,741,875	4,606,912	4,629,731	[3,4,5,8]
									31,941,870	32,204,049

8

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Health Care — 8.8%
Acclaim Midco, LLC	Delayed Draw	1.000%			6/13/2029	USD	$897,436	$(4,487)	$(610)	[3,9]
Acclaim Midco, LLC	Revolver	0.500%			6/13/2029	USD	358,974	(7,179)	(5,652)	[3,9]
Acclaim Midco, LLC	First Lien Term Loan	11.348%	SOFR	625	6/13/2029	USD	2,232,372	2,190,478	2,197,222	[3,5,6]
ADMA Biologics, Inc.	First Lien Term Loan	11.878%	SOFR	600	12/18/2027	USD	10,000,000	9,875,949	9,875,000	[3,5]
Alcami Corporation	Delayed Draw	1.000%			12/21/2028	USD	318,004	(10,622)	(2,674)	[3,9]
Alcami Corporation	Revolver	0.500%			12/21/2028	USD	508,806	(16,996)	(4,278)	[3,9]
Alcami Corporation	First Lien Term Loan	12.456%	SOFR	700	12/21/2028	USD	3,777,886	3,661,242	3,746,122	[3,5]
Bamboo U.S. Bidco EUR	First Lien Term Loan	9.858%	EURIBOR	600	9/29/2030	EUR	7,829,072	8,028,889	8,395,065	[3,5,16]
Bamboo U.S. Bidco USD	First Lien Term Loan	11.316%	SOFR	600	9/29/2030	USD	12,583,276	12,214,625	12,221,930	[3,5]
Bamboo U.S. Bidco USD	Delayed Draw	1.000%			9/29/2030	USD	1,966,137	103,491	108,079	[3,7]
Bamboo U.S. Bidco USD	Revolver	0.500%			9/29/2030	USD	2,621,516	(78,645)	(75,280)	[3,9]
Bausch Receivables Funding LP	Revolver	11.993%	SOFR	665	1/28/2028	USD	8,000,000	4,546,667	4,506,667	[3,4,5,7]
Confluent Health, LLC	First Lien Term Loan	12.856%	SOFR	750	11/30/2028	USD	2,842,715	2,659,090	2,658,447	[3,5,6]
Exactcare Parent, Inc.	Revolver	0.500%			11/3/2029	USD	442,623	(11,847)	(11,295)	[3,9]
Exactcare Parent, Inc.	First Lien Term Loan	11.892%	SOFR	650	11/3/2029	USD	4,057,377	3,947,840	3,953,838	[3,5]
Hanger, Inc.	Delayed Draw	1.000%			10/3/2028	USD	1,238,095	(12,381)	(12,381)	[3,9]
Hanger, Inc.	Second Lien Term Loan	11.591%	SOFR	625	10/3/2028	USD	2,261,905	2,219,676	2,216,667	[3,5,6]
Hanger, Inc.	Delayed Draw	1.000%			10/3/2029	USD	547,619	(5,476)	(5,476)	[3,9]
Hanger, Inc.	Second Lien Term Loan	15.091%	SOFR	975	10/3/2029	USD	952,381	934,210	933,333	[3,5]
Hanger, Inc.	Delayed Draw	1.000%			10/3/2028	USD	6,190,476	(154,762)	(154,762)	[3,9]
Hanger, Inc.	Revolver	0.500%			10/3/2027	USD	1,000	(35)	(35)	[3,9]

9

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Health Care (Continued)
Hanger, Inc.	Second Lien Term Loan	11.395%	SOFR	625	10/3/2028	USD	$11,309,524	$10,939,995	$10,913,690	[3,5]
Hanger, Inc.	Delayed Draw	1.000%			10/3/2029	USD	2,738,095	(68,452)	(68,452)	[3,9]
Hanger, Inc.	Second Lien Term Loan	14.895%	SOFR	975	10/3/2029	USD	4,761,905	4,602,936	4,595,238	[3,5]
Helium Acquirer Corporation	Delayed Draw	12.457%	SOFR	700	1/5/2029	USD	581,982	565,769	579,803	[3,5]
Helium Acquirer Corporation	Revolver	12.457%	SOFR	700	1/5/2029	USD	293,190	95,443	102,069	[3,7]
Helium Acquirer Corporation	First Lien Term Loan	12.457%	SOFR	700	1/5/2029	USD	1,915,207	1,864,314	1,908,037	[3,5]
Helium Acquirer Corporation	Delayed Draw	1.000%			1/5/2029	USD	1,170,708	699,652	701,143	[3,7]
KWOL Acquisition, Inc.	Revolver	11.606%	SOFR	525	12/12/2029	USD	134,489	131,147	131,209	[3,5]
KWOL Acquisition, Inc.	Revolver	0.500%			12/12/2029	USD	313,808	(7,776)	(7,653)	[3,9]
KWOL Acquisition, Inc.	First Lien Term Loan	11.606%	SOFR	525	12/12/2029	USD	3,301,704	3,219,656	3,221,180	[3,5]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	14.570%	SOFR	900	9/11/2026	USD	15,000,000	14,586,355	14,560,111	[3,5]
Next HoldCo, LLC	Delayed Draw	1.000%			11/9/2030	USD	950,570	(14,116)	(12,667)	[3,9]
Next HoldCo, LLC	Revolver	0.500%			11/9/2029	USD	342,205	(5,011)	(4,560)	[3,9]
Next HoldCo, LLC	First Lien Term Loan	11.343%	SOFR	600	11/9/2030	USD	3,707,224	3,652,353	3,657,821	[3,5]
Nomi Health, Inc	First Lien Term Loan	13.247%	SOFR	800	7/12/2028	USD	23,278,373	22,623,056	22,580,021	[3,5]
OMH-Healthedge Holdings, Inc.	Revolver	0.500%			10/6/2029	USD	1,466,165	(36,654)	(34,163)	[3,9]
OMH-Healthedge Holdings, Inc.	First Lien Term Loan	11.422%	SOFR	600	10/6/2029	USD	13,533,835	13,204,520	13,218,488	[3,5]
Orthodontic Partners, LLC	Delayed Draw	12.026%	SOFR	650	10/12/2027	USD	3,551,741	3,481,585	3,551,741	[3,5]
Orthodontic Partners, LLC	First Lien Term Loan	12.026%	SOFR	650	10/12/2027	USD	2,412,183	2,370,823	2,391,660	[3,5,6]
Paragon 28 Inc	Delayed Draw	0.500%			11/2/2028	USD	7,500,000	(184,462)	(187,500)	[3,9]
Paragon 28 Inc	Revolver	9.383%	SOFR	400	11/2/2028	USD	500	489	489	[3,5]
Paragon 28 Inc	Revolver	0.500%			11/2/2028	USD	500	(11)	(11)	[3,9]

10

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Health Care (Continued)
Paragon 28 Inc	First Lien Term Loan	12.133%	SOFR	675	11/2/2028	USD	$22,500,000	$21,950,508	$21,937,500	[3,5]
PerkinElmer U.S., LLC	First Lien Term Loan	11.129%	SOFR	575	3/13/2029	USD	10,000,000	9,802,394	9,800,000	[3,5]
Prolacta Bioscience	First Lien Term Loan	11.125%	SOFR	575	12/21/2029	USD	6,458,333	6,363,541	6,363,219	[3,5]
Prolacta Bioscience	First Lien Term Loan	11.125%	SOFR	575	12/21/2029	USD	2,083,333	2,052,755	2,052,651	[3,5]
Steward Health Care System, LLC	First Lien Term Loan	16.182%	SOFR	1,000	12/31/2027	USD	9,980,000	9,680,187	9,655,650	[3,4,5]
Tempus Labs, Inc.	First Lien Term Loan	13.657%	SOFR	825	10/11/2028	USD	21,875,000	21,344,679	21,328,125	[3,5]
TerSera Therapeutics, LLC	Revolver	0.500%			4/4/2029	USD	227,926	(6,838)	(5,735)	[3,9]
TerSera Therapeutics, LLC	First Lien Term Loan	12.098%	SOFR	675	4/4/2029	USD	2,772,074	2,695,944	2,702,329	[3,5,6]
United Digestive MSO Parent, LLC	Delayed Draw	1.000%			3/30/2029	USD	595,000	(8,925)	(2,502)	[3,9]
United Digestive MSO Parent, LLC	Revolver	0.500%			3/30/2029	USD	297,500	(8,925)	(5,717)	[3,9]
United Digestive MSO Parent, LLC	First Lien Term Loan	12.248%	SOFR	675	3/30/2029	USD	2,248,700	2,186,986	2,205,487	[3,5,6]
Vardiman Black Holdings, LLC	Delayed Draw	14.443%	SOFR	900	3/18/2027	USD	2,769,454	2,747,925	2,341,228	[3,5]
Vardiman Black Holdings, LLC	First Lien Term Loan	14.443%	SOFR	900	3/18/2027	USD	2,298,483	2,276,097	1,943,081	[3,5]
WCI-BXC Purchaser, LLC	Revolver	0.500%			11/6/2029	USD	512,821	(12,500)	(11,908)	[3,9]
WCI-BXC Purchaser, LLC	First Lien Term Loan	11.643%	SOFR	625	11/6/2030	USD	4,487,179	4,376,531	4,382,988	[3,5]
Xeris Pharmaceuticals, Inc.	Delayed Draw	14.592%	SOFR	900	3/8/2027	USD	1,666,667	1,653,172	1,654,655	[3,4,5]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	14.592%	SOFR	900	3/8/2027	USD	3,333,333	3,295,577	3,309,310	[1,3,4,5]
								222,190,446	221,987,982

11

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Industrials — 2.7%
Apex Service Partners, LLC	Delayed Draw	1.000%				4/23/2031	USD	$1,005,000	$(14,756)	$(8,233)	[3,9]
Apex Service Partners, LLC	First Lien Term Loan	14.250%				4/23/2031	USD	2,051,590	1,992,193	2,034,783	[3]
Cobham Holdings, Inc.	Revolver	0.500%				1/9/2028	USD	468,750	(13,439)	(8,193)	[3,9]
Cobham Holdings, Inc.	First Lien Term Loan	12.098%		SOFR	675	1/9/2030	USD	4,497,266	4,374,467	4,418,656	[3,5]
DMT Solutions Global Corporation	First Lien Term Loan	13.483%		SOFR	800	8/30/2027	USD	7,878,824	7,657,884	7,652,423	[3,5,6]
FB FLL Aviation LLC	First Lien Term Loan	12.324%		SOFR	700	7/19/2028	USD	9,000,000	7,582,500	7,582,500	[3,5,7]
Florida Marine, LLC.	First Lien Term Loan	13.470%		SOFR	800	3/17/2028	USD	4,877,500	4,755,882	4,822,822	[3,5]
Groundworks, LLC	Delayed Draw	1.000%				3/14/2030	USD	370,034	126,116	121,787	[3,7]
Groundworks, LLC	Revolver	0.500%				3/14/2029	USD	277,179	(8,316)	(3,243)	[3,9]
Groundworks, LLC	First Lien Term Loan	11.903%		SOFR	650	3/14/2030	USD	5,230,339	5,078,996	5,169,144	[3,5,6]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	12.448%		ARR CSA	700	3/31/2030	USD	5,675,461	5,541,962	5,564,389	[3,5,6]
iCIMS, Inc.	First Lien Term Loan	12.633	% PIK	SOFR	725	8/18/2028	USD	7,000,000	6,895,333	6,918,025	[3,5,8]
P20 Parent, Inc.	First Lien Term Loan	12.848%		SOFR	750	7/12/2028	USD	4,950,000	4,868,187	4,870,235	[3,5]
Panda Acquisition LLC	First Lien Term Loan	11.698%		SOFR	625	10/18/2028	USD	3,925,000	3,244,131	3,312,598	[3,5]
Penn TRGRP Holdings	Revolver	0.500%				9/29/2030	USD	769,167	(15,383)	(14,101)	[3,9]
Penn TRGRP Holdings	First Lien Term Loan	13.140%		SOFR	775	9/29/2030	USD	5,000,000	4,902,181	4,908,334	[3,5,6]
TecoStar Holdings, Inc.	First Lien Term Loan	13.906	% PIK	SOFR	850	7/7/2029	USD	5,782,143	5,646,784	5,646,941	[3,5,8]
The Arcticom Group, LLC	Delayed Draw	12.332%		SOFR	675	12/22/2027	USD	3,970,000	3,852,129	3,946,553	[3,5]
The Arcticom Group, LLC	Delayed Draw	11.622%		SOFR	625	12/22/2027	USD	170,237	148,957	148,877	[3,5,7]
The Arcticom Group, LLC	First Lien Term Loan	11.803%		SOFR	625	12/22/2027	USD	653,828	638,407	637,176	[3,5]
									67,254,215	67,721,473

12

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Materials — 0.3%
SintecMedia NYC, Inc.	Revolver	0.500%				6/21/2029	USD	$423,729	$258,475	$259,443	[3,7]
SintecMedia NYC, Inc.	First Lien Term Loan	12.375%		SOFR	700	6/21/2029	USD	4,576,271	4,447,078	4,449,889	[3,5,6]
Sunland Asphalt & Construction, LLC	Delayed Draw	1.000	% PIK			6/16/2028	USD	742,188	(12,901)	(12,034)	[3,8,9]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	11.956	% PIK	SOFR	650	6/16/2028	USD	1,759,205	1,710,670	1,730,681	[3,5,6,8]
SureWerx Purchaser III, Inc.	First Lien Term Loan	12.098%		SOFR	675	12/28/2029	USD	2,269,844	2,207,906	2,237,583	[3,5]
SureWerx Purchaser III, Inc.	Revolver	12.098%		SOFR	675	12/28/2028	USD	250,000	59,375	55,822	[3,5,7]
SureWerx Purchaser III, Inc.	Delayed Draw	1.000%				12/28/2029	USD	468,750	(9,034)	(3,144)	[3,9]
									8,661,569	8,718,240
Real Estate — 0.5%
Lexington Hotel Owner, LLC	Delayed Draw	12.207%		SOFR	1,050	7/1/2024	USD	1,379,310	382,890	407,741	[3,5,7]
Lexington Hotel Owner, LLC	First Lien Term Loan	12.207%		SOFR	1,050	7/1/2024	USD	8,620,690	8,580,293	8,682,002	[3,5]
Poinciana LLC	Delayed Draw	12.000%				5/1/2026	USD	5,000,000	2,490,557	2,490,557	[3,7]
									11,453,740	11,580,300
Technology — 4.6%
Afiniti, Inc.	First Lien Term Loan	11.25%				6/13/2024	USD	2,269,211	2,266,714	2,240,593	[1,3,4]
ASG II, LLC	Delayed Draw	11.783%		SOFR	625	5/25/2028	USD	391,304	228,927	237,991	[3,5,7]
ASG II, LLC	First Lien Term Loan	11.783%		SOFR	625	5/25/2028	USD	2,608,696	2,566,688	2,608,696	[3,5]

13

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Technology (Continued)
Avalara, Inc.	Revolver	0.500%			10/19/2028	USD	$272,727	$507	$(864)	[3,9]
Avalara, Inc.	First Lien Term Loan	12.598%	SOFR	725	10/19/2028	USD	2,727,273	2,668,627	2,718,628	[3,5]
Bluefin Holding, LLC	Revolver	0.500%			9/12/2029	USD	673,077	(16,827)	(16,480)	[3,9]
Bluefin Holding, LLC	First Lien Term Loan	12.626%	SOFR	725	9/12/2029	USD	6,826,923	6,662,083	6,659,765	[3,5,6]
Bluesight, Inc.	Revolver	0.500%			7/17/2029	USD	400,000	(12,000)	(11,126)	[3,9]
Bluesight, Inc.	First Lien Term Loan	12.607%	SOFR	725	7/17/2029	USD	4,600,000	4,468,951	4,472,056	[3,5,6]
Coupa Holdings, LLC	Delayed Draw	1.000%			2/27/2030	USD	385,633	(4,775)	(2,964)	[3,9]
Coupa Holdings, LLC	Revolver	0.500%			2/27/2029	USD	295,276	(7,301)	(5,229)	[3,9]
Coupa Holdings, LLC	First Lien Term Loan	12.856%	SOFR	750	2/27/2030	USD	4,319,091	4,219,046	4,242,607	[3,5,6]
Crewline Buyer, Inc.	Revolver	0.500%			11/8/2030	USD	870,417	(21,312)	(20,247)	[3,9]
Crewline Buyer, Inc.	First Lien Term Loan	12.118%	SOFR	675	11/8/2030	USD	8,355,999	8,149,815	8,161,632	[3,5,6]
Disco Parent, LLC	Revolver	0.500%			3/30/2029	USD	113,619	(2,841)	(1,899)	[3,9]
Disco Parent, LLC	First Lien Term Loan	12.922%	SOFR	750	3/30/2029	USD	1,136,195	1,110,169	1,117,203	[3,5]
Finastra USA, Inc.	First Lien Term Loan	12.713%	SOFR	725	9/13/2029	USD	205,940	201,956	202,088	[3,5]
Finastra USA, Inc.	Revolver	0.500%			9/13/2029	USD	936,090	(18,722)	(17,240)	[3,9]
Finastra USA, Inc.	First Lien Term Loan	12.713%	SOFR	725	9/13/2029	USD	8,817,970	8,647,408	8,655,572	[3,5,6]
Fullsteam Operations	Delayed Draw	1.000%			11/27/2029	USD	352,153	(10,485)	(10,078)	[3,9]
Fullsteam Operations	Revolver	0.500%			11/27/2029	USD	89,778	(2,651)	(2,569)	[3,9]
Fullsteam Operations	First Lien Term Loan	13.780%	SOFR	825	11/27/2029	USD	1,604,778	1,557,110	1,558,854	[3,5]
Fullsteam Operations	Delayed Draw	1.000%			11/27/2029	USD	224,444	(6,681)	(6,423)	[3,9]
Fullsteam Operations	Delayed Draw	13.786%	SOFR	825	11/27/2029	USD	144,991	140,680	140,842	[3,5]
Fullsteam Operations	Delayed Draw	13.760%	SOFR	825	11/27/2029	USD	7,856	7,622	7,631	[3,5]
Infinite Bidco LLC	First Lien Term Loan	11.879%	CME	625	3/2/2028	USD	4,962,500	4,832,164	4,849,752	[3,5,6]
Mercury Bidco LLC	First Lien Term Loan	12.383%	SOFR	700	5/31/2030	USD	4,580,357	4,503,560	4,500,284	[3,5,6]

14

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Senior Secured Loans (Continued)
Technology (Continued)
Mercury Bidco LLC	Revolver	0.500%				5/31/2029	USD	$408,163	$(10,073)	$(10,073)	[3,9]
MGT Merger Target, LLC	Delayed Draw	12.215%		SOFR	675	4/10/2029	USD	675,862	662,345	668,903	[3,5]
MGT Merger Target, LLC	Revolver	0.500%				4/10/2028	USD	496,552	109,242	111,541	[3,7]
MGT Merger Target, LLC	First Lien Term Loan	12.230%		SOFR	675	4/10/2029	USD	3,534,839	3,437,066	3,445,165	[3,5,6]
MIS Acquisition, LLC	Revolver	0.500%				11/17/2028	USD	533,334	(15,614)	(15,230)	[3,9]
MIS Acquisition, LLC	First Lien Term Loan	12.119%		SOFR	675	11/17/2028	USD	7,466,666	7,246,543	7,253,450	[3,5]
Oranje Holdco, Inc.	Revolver	0.500%				2/1/2029	USD	592,667	(14,625)	(11,627)	[3,9]
Oranje Holdco, Inc.	First Lien Term Loan	13.122%		SOFR	775	2/1/2029	USD	4,741,333	4,634,082	4,648,320	[3,5,6]
Polaris Newco, LLC	Second Lien Term Loan	14.772%		SOFR	900	6/4/2029	USD	2,150,195	2,085,789	2,150,195	[3,5]
PracticeTek Purchaser LLC	Delayed Draw	1.000%				8/30/2029	USD	1,935,491	(24,194)	(21,702)	[3,9]
PracticeTek Purchaser LLC	Delayed Draw	1.000%				8/30/2029	USD	4,524,894	(56,561)	(50,735)	[3,9]
PracticeTek Purchaser LLC	Revolver	0.500%				8/30/2029	USD	1,000	475	476	[3,7]
PracticeTek Purchaser LLC	First Lien Term Loan	11.356%		SOFR	600	8/30/2029	USD	14,732,193	14,378,099	14,382,615	[3,5]
PracticeTek Purchaser LLC	First Lien Term Loan	14.000	% PIK			8/30/2029	USD	5,735,374	5,570,060	5,570,569	[3,8]
PracticeTek Purchaser LLC	First Lien Term Loan	11.348%		SOFR	600	8/30/2029	USD	6,352,410	6,199,700	6,201,675	[3,5]
Trintech, Inc.	Revolver	11.855%		SOFR	650	7/25/2029	USD	595,752	152,342	153,694	[3,5,7]
Trintech, Inc.	First Lien Term Loan	11.855%		SOFR	650	7/25/2029	USD	7,743,934	7,522,432	7,529,182	[3,5,6]
User Zoom Technologies, Inc	First Lien Term Loan	12.986%		SOFR	750	4/5/2029	USD	5,000,000	4,865,362	4,924,933	[3,5]
Xactly Corporation	First Lien Term Loan	12.772%		SOFR	725	7/31/2025	USD	6,000,000	5,910,000	5,959,760	[3,5,6]
									114,780,902	115,170,186
Total Senior Secured Loans									533,584,675	534,795,035

15

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Collateralized Loan Obligations — 3.0%
ABPCI Direct Lending Fund CLO XII Ltd.		15.070%	SOFR	968	4/29/2035	USD	$7,500,000	$7,206,439	$7,525,274	[3,5,10,11]
ABPCI Direct Lending Fund CLO XV, Ltd.		14.041%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	4,900,852	[3,5,10,11]
ABPCI Direct Lending Fund CLO XV, Ltd.		11.841%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,098,420	[3,5,10,11]
Barings Middle Market CLO 2023-II Ltd.		14.003%	SOFR	867	1/20/2032	USD	8,450,000	8,365,500	8,365,500	[3,5,10,11]
Barings Middle Market CLO Ltd. 2017-I		14.337%	LIBOR	892	1/20/2034	USD	2,000,000	1,960,000	1,894,020	[5,10,11]
Barings Middle Market CLO Ltd. 2017-I		21.500%			1/20/2034	USD	2,905,983	2,452,903	1,884,414	*,10,11,12
Barings Private Credit Corp. CLO 2023-1 Ltd.		11.757%	SOFR	635	7/15/2031	USD	6,000,000	6,000,000	5,987,968	[3,5,10,11]
Deerpath Capital CLO 2020-1 Ltd.		11.793%	SOFR	639	4/17/2034	USD	3,250,000	3,185,000	3,248,489	[3,5,10,11]
Golub Capital Partners CLO		11.408%	SOFR	600	10/23/2023	USD	13,950,000	13,950,000	13,938,762	[3,5,10,11]
HPS Private Credit CLO 2023-1 LLC		15.112%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,525,301	[5,10,11]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.941%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,345,584	[3,5,10,11]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.821%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,499,046	[3,5,10,11]
TCP Whitney CLO Ltd.		13.789%	LIBOR	842	8/20/2033	USD	2,500,000	2,450,000	2,387,159	[1,5,10,11]
								75,756,692	75,600,789

16

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Preferred Stocks — 1.3%
Health Care — 0.3%
nThrive, Inc., Series A-2 Preferred		11.000	% PIK				USD	3,260	$3,162,200	$3,116,836	[1,3,8]
Propharma, LLC	Jayhawk Intermediate LLC, Series B Preferred	13.000	% PIK				USD	2,500	2,425,000	2,500,000	[1,3,8,13]
Tempus Labs, Inc.		0.000%					USD	54,531	3,125,002	3,125,003	[3]
									8,712,202	8,741,839
Industrials — 0.5%
Atomic Transport, LLC	Atomic Blocker, LLC, Class A Preferred	8.500	% PIK				USD	2,500	1,782,701	2,416,861	[1,3,8,14]
Atomic Transport, LLC	Atomic Blocker, LLC, Class A-2 Preferred	15.350	% PIK				USD	875	857,500	875,000	[1,3,8,14]
FSG Acquisition, LLC, - Senior Preferred		12.250	% PIK				USD	3,750,000	3,656,250	3,736,201	[3,8]
Pollen, Inc. Series H1 Preferred		8.360	% PIK				USD	108,305	3,359,435	3,368,285	[1,3,8]
Pollen, Inc. Series H2 Preferred		7.530	% PIK				USD	64,983	1,856,902	1,909,201	[1,3,8]
									11,512,788	12,305,548
Technology — 0.5%
GS Holder, Inc. Preferred		17.360	% PIK				USD	5,000	4,850,000	5,000,000	[1,3,8]
Mandolin Technology Holdings, Inc. - Series A Preferred		10.500	% PIK				USD	3,500	3,395,000	3,437,270	[1,3,8]
Riskonnect Parent, LLC - Series B Preferred		15.880	% PIK				USD	3,000	2,940,000	3,000,000	[3,8]
									11,185,000	11,437,270
Total Preferred Stocks									31,409,990	32,484,657

17

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate		Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Common Stocks — 0.3%
Financials — 0.0%
Barings BDC, Inc.							USD	113,298	$1,162,244	$972,097	[1]
Health Care — 0.2%
Prolacta Bioscience, Inc. (Class A-3)							USD	3,958,334	3,992,815	3,992,815	[3]
WCI-BXC Investment Holdings LP							USD	786,000	786,000	786,000	[3]
									4,778,815	4,778,815
Industrials — 0.0%
Atomic Transport, LLC	Atomic Blocker, LLC, Class W Common						USD	2,188	654,496	1,123,466	[1,3,14]

Technology — 0.1%
GSV PracticeTek Holdings, LLC, Class A Common							USD	1,590,747	1,740,277	1,740,277	[3]
Total Common Stocks									8,335,832	8,614,655

Subordinated Debt — 0.1%
Financials — 0.1%
OTR Midco, LLC		12.000%				2/22/2027	USD	2,000,000	2,000,000	2,000,000	[1,3]

Materials — 0.0%
Comar Holding Company, LLC	First Lien Term Loan	11.750	% PIK	LIBOR	1,075	12/23/2024	USD	1,837,844	1,836,763	1,804,699	[1,3,5,8]
Total Subordinated Debt									3,836,763	3,804,699

Warrants — 0.1%
Energy — 0.0%
Service Compression, LLC
Exercise Price: $7,335.31
Expiration Date: 6/29/2029							USD	N/A	—	6,287	[1,3]
Service Compression, LLC - Series A-17 Warrants
Exercise Price: $1.65
Expiration Date: 5/6/2028							USD	N/A	—	84,495	[1,3]
									—	90,782

18

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount		Cost	Fair Value
Warrants (Continued)
Financials — 0.0%
CTF Clear Finance Technology Corp
Exercise Price: $0.01
Expiration Date: 10/2/2035						USD	25,228,521	**	$—	$—	[3]

Health Care — 0.1%
ADMA Biologics, Inc.
Exercise Price: $1.65
Expiration Date: 3/23/2029						USD	260,087	**	—	873,629	[3]
ADMA Biologics, Inc.
Exercise Price: $3.26
Expiration Date: 4/30/2030						USD	67,071	**	—	197,107	[3]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	43,860	**	—	69,883	[3]
									—	1,140,619
Technology — 0.0%
Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)
Exercise Price: $40.80
Expiration Date: 6/13/2024						USD	3,246	**	$172,839	$148,943	[1,3]
Total Warrants									172,839	1,380,344

Short-Term Investments — 1.5%
State Street Institutional U.S. Government Money Market Fund		5.233%				USD	36,963,103		36,963,103	36,963,103	[1,15]
Total Short-Term Investments									36,963,103	36,963,103
Total Investments — 110.0%									$2,600,600,065	2,771,210,615
Liabilities Less Other Assets — (10.0)%										(251,818,121)

19

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/ Principal Amount	Cost	Fair Value
Warrants (Continued)
Net Assets — 100.0%									$2,519,392,494

ARR CSA – Alternate Reference Rate Credit Adjustment Spread

BASE – Base rate as defined in the credit agreement

BDC – Business Development Company

EUR – Euro

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

SOFR – Secured Overnight Financiang Rate

US – United States

USD – United States Dollar

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]	As of December 31, 2023 all or a portion of the security has been pledged as collateral for a secured revolving facility. The market value of the securities in the pledged account totaled $1,602,532,301 as of December 31, 2023. See Note 2, subsection Borrowing, Use of Leverage of the Notes to Consolidated Schedule of Investments for additional information.
[2]	Investment valued using net asset value per share as practical expedient.
[3]	Value was determined using significant unobservable inputs.
[4]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[5]	Floating rate security. Rate shown is the rate effective as of period end.
[6]	All or a portion of this security is segregated as collateral for secured borrowings made with Macquarie US Trading LLC. Total collateral had a fair value of $82,817,392 as of December 31, 2023. See note 2 for additional information.
[7]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[8]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[9]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[10]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $75,600,789, which represents 3.0% of total net assets of the Fund.
[11]	Callable.
[12]	Variable rate security. Rate shown is the rate in effect as of period end.
[13]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[14]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[15]	The rate is the annualized seven-day yield at period end.
[16]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

See accompanying Notes to Consolidated Schedule of Investments.

20

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2023 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$5,454,505
AG Asset Based Credit Fund L.P.	9/13/2023	71,500,000
AG Essential Housing Fund II Holdings (DE), L.P.	3/23/2022	12,075,000
Ares Commercial Finance, LP	6/30/2021	15,404,552
Ares Commercial Finance Feeder (B) LP	7/25/2023	13,131,161
Ares Pathfinder Fund II, LP	8/31/2023	1,149,349
Ares Priority Loan Co-Invest LP	1/25/2023	26,625,000
Ares Private Credit Solutions (Cayman), L.P.	12/29/2022	21,204,116
Ares Special Opportunities Fund II, LP	11/7/2022	15,895,276
Ares Special Opportunities Fund, LP	12/29/2023	8,448,723
Atalaya A4 (Cayman), LP	8/2/2021	28,663,426
Atalaya Asset Income Fund Evergreen, LP	2/28/2022	10,253,495
Atalaya Digithouse Opportunity Fund, LLC	12/14/2021	277,516
Axonic Private Credit Fund I, LP	4/27/2023	5,235,849
Banner Ridge DSCO Fund I, LP	6/30/2023	15,480,563
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	9,691,695
Banner Ridge Secondary Fund IV (Offshore), LP	6/30/2021	4,967,485
Banner Ridge Secondary Fund V (Offshore), LP	5/31/2023	13,975,048
Benefit Street Partners Real Estate Opportunistic Debt Fund L.P.	3/2/2022	56,720,865
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	2,872,914
Blue Owl First Lien Fund (Offshore), L.P.	7/1/2022	4,103,056
Blue Owl Real Estate Fund VI	1/31/2023	2,963,871
Blue Owl Technology Finance Corp.	6/29/2022	10,332,953
Blue Owl Technology Finance Corp. II	12/30/2021	7,325,074
Blue Owl Technology Holdings II, LLC, Class A	1/12/2022	177,522
BP Holdings RHO LLC	6/7/2023	9,099,750
BP Holdings Zeta LP - Class A	11/29/2023	8,609,327
BP Holdings Zeta LP - Class B	11/29/2023	1,410,673
BPC Real Estate Debt Fund, LP	6/7/2023	60,600,000
BSOF Parallel Onshore Fund L.P. (Class Absolute III Series 3 Interests)	9/1/2023	5,000,000
BSOF Parallel Onshore Fund L.P. (Class Chestnut II Series 2)	12/12/2023	20,000,000
BSOF Parallel Onshore Fund L.P. (Class Gnochi Series 2 Interests)	10/10/2023	30,000,000
BSOF Parallel Onshore Fund L.P. (Class Olympic Srt Interests)	9/1/2023	100,000,000
Burford Advantage Feeder Fund A, LP	1/28/2022	12,714,789

21

Security	First Acquisition Date	Cost
Callodine Perpetual ABL Fund, LP	10/3/2022	95,244,203
Carlyle Credit Opportunities Fund (Parallel) II, SCSp	12/14/2021	9,043,286
CCOF Alera Aggregator, L.P.	4/25/2023	4,850,000
CCOF Sierra II, L.P.	7/29/2022	3,906,521
Chilly HP SCF Investor, LP	2/9/2022	2,970,297
CL Oliver Co-Invest I, L.P.	6/28/2023	5,048,999
Comvest Special Opportunities Fund, L.P.	2/3/2022	11,650,392
Contingency Capital Fund I-A, LP	11/28/2022	39,928,289
Crestline Nevermore Holdco, L.P.	12/7/2023	12,127,881
Crestline PF Sentry Fund, LP	8/14/2023	6,697,337
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	13,778,564
D.E. Shaw Diopter International Fund, L.P.	10/20/2022	53,189,499
Everberg Capital Partners II, L.P.	10/11/2021	10,784,665
EVP II LP	11/30/2023	13,133,822
Felicitas Diner Offshore, LP	12/28/2022	2,625,575
Felicitas Secondary Fund II Offshore, LP	9/10/2021	10,616,857
Felicitas Tactical Opportunities Fund, LP	10/26/2022	39,860,000
Franklin BSP Lending Corporation	11/30/2021	1,795,011
Guggenheim MM-C CLO	7/26/2023	90,202,500
Harvest Partners Structured Capital Fund III, L.P.	9/22/2021	11,553,374
Hayfin Healthcare Opportunities Fund (US Parallel), LP	6/29/2022	17,448,920
Hercules Private Global Venture Growth Fund I, L.P.	8/6/2021	130,464,177
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	6,542,996
HPS Mint Co-Invest Fund, L.P.	5/25/2022	6,328,227
HPS Specialty Loan Fund V-L, L.P.	7/30/2021	22,691,907
ICG LP Secondaries Fund I (Feeder) SCSp	12/29/2023	9,987,101
King Street Opportunistic Credit Evergreen Fund, L.P.	1/31/2023	50,000,000
KWOL Co.-Invest LP	11/30/2023	2,500,000
Linden Structured Capital Fund-A, LP	6/30/2021	20,535,021
Madison Realty Cap Debit Fund, IV LP	9/29/2023	13,564,062
Marilyn Co-Invest, L.P.	1/14/2022	12,237,575
Minerva Co-Invest, L.P.	2/11/2022	2,944,004
NB Capital Solutions Co-Invest Wolverine	11/15/2023	1,380,844
NB Credit Opportunities II Cayman Feeder, LP	8/31/2022	16,691,718
OrbiMed RCO IV Offshore Feeder, LP	12/30/2022	7,685,942
Pathlight Capital Evergreen Fund, LP	12/30/2022	34,143,592
Pathlight Capital Fund II, LP	6/30/2021	33,545,343

22

Security	First Acquisition Date	Cost
Pennybacker Real Estate Credit II, LP	5/6/2022	2,467,491
Pennybacker Real Estate Credit II Pacific, LLC	5/6/2022	18,149,241
Raven Asset-Based Credit Fund II LP	9/21/2021	15,156,811
Raven Evergreen Credit Fund II, LP	4/22/2022	56,794,425
Redwood Enhanced Income Corp.	6/30/2022	28,275,000
SB DOF Speedway, LLC	3/31/2023	8,013,774
Sculptor Real Estate Science Park Fund, LP	5/4/2022	4,582,321
Shamrock Capital Debt Opportunities Fund I, LP	7/28/2021	9,502,059
Silver Point Specialty Credit Fund II, L.P.	6/30/2021	32,200,401
Sixth Street Growth Partners II (B), L.P.	8/1/2022	2,756,161
Sky Fund V Offshore, LP	11/30/2022	40,764,318
Stellus Private BDC Advisor, LLC	3/31/2022	—
Stellus Private Credit BDC Feeder LP	1/31/2022	8,558,048
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	6,919,667
Thompson Rivers LLC	6/30/2021	1,722,456
Thorofare Asset Based Lending Fund V, L.P.	7/29/2022	30,401,096
Tinicum L.P.	3/31/2023	8,069,448
Tinicum Tax Exempt, L.P.	3/31/2023	4,068,957
VCSF Co-Invest 1-A, L.P.	8/2/2023	16,875,378
Vista Capital Solutions Fund-A, L.P.	3/24/2023	7,457,001
VPC Asset Backed Opportunistic Credit Fund (Levered), L.P.	12/22/2021	68,816,268
VPC Credit Origination Fund, LP	4/19/2023	1,000,000
VPC Legal Finance Fund, L.P.	9/29/2022	86,429,056
Waccamaw River LLC	8/4/2021	12,498,740
Total		$1,910,540,171

See accompanying Notes to Consolidated Schedule of Investments.

23

Cliffwater Enhanced Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at December 31, 2023	Unrealized Appreciation (Depreciation)
EUR	State Street	USD	January 17, 2024	(2,093,286)	$(2,343,758)	$(2,312,808)	$30,950
EUR	State Street	USD	January 31, 2024	(9,406,256)	(10,413,760)	(10,413,760)	-
EUR	State Street	USD	March 28, 2024	(5,320,151)	(5,903,426)	(5,903,426)	-
					(18,660,944)	(18,629,994)	30,950

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(18,660,944)	$(18,629,994)	$30,950

EUR - Euro

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

24

Cliffwater Enhanced Lending Fund

Notes to Consolidated Schedule of Investments
December 31, 2023 (Unaudited)

1. Organization

The Cliffwater Enhanced Lending Fund (the “Fund”) is a closed-end non-diversified management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and was organized as a Delaware statutory trust on January 22, 2021. The Fund is a “fund of funds” that operates as an interval fund. Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund commenced operations on July 1, 2021. Simultaneous with the commencement of the Fund’s operations, the Cliffwater Enhanced Lending Fund L.P. (the “Predecessor Fund”), reorganized with and transferred substantially all its portfolio securities into the Fund. The tax-free reorganization was accomplished at the close of business on June 30, 2021.

The Fund’s primary investment objective is to seek high current income and modest capital appreciation. The Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in lending to businesses, broadly defined as providing capital or assets to businesses or individuals in exchange for regular payments, the level of which is commensurate with the probability of loss for each investment or strategy, or through the provision of capital to businesses or individuals by acquiring assets from those businesses or individuals that produce regular cash flows as an alternative to a traditional loan, such as receivables factoring or a sale leaseback of real estate or equipment. Investments by the Fund may take the form of secured or unsecured bonds and loans with a fixed or floating coupon, a structured capital instrument with preference to common equity holders and a stated contractual interest payment or rate of return, assets with fixed lease payments, or other income producing assets. Investments may be made directly or indirectly through a range of investment vehicles that the Investment Manager believes offer high current income across corporate, real asset and alternative credit opportunities. The Investment Manager will employ a dynamic process that allocates the Fund’s assets between Investment Funds and direct investments. Investment Funds may include secondary strategies that primarily acquire credit funds and to a lesser extent, fund interests or direct investments in equity or other security types.

Consolidation of a Subsidiary

On July 1, 2021, CELF SPV LLC (“CLCE SPV”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund include the accounts of CLCE SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CLCE SPV were $1,390,007,595, or approximately 55.17% of the Fund’s total net assets and are included in the net assets of CLCE SPV.

On July 1, 2021, CELF SPV Holdings (PP) LLC (“CLCE HOLD”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund include the accounts of CLCE HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CLCE HOLD were $3,201,293, or approximately 0.13% of the Fund’s total net assets.

On June 24, 2022, CELF SPV HOLDINGS 2 LLC (“CLCE HLD2”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund include the accounts of CLCE HLD2. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CLCE HLD2 were $4,256,108, or approximately 0.17% of the Fund’s total net assets.

On March 31, 2023, CELF HOLDINGS (D1) LLC (“CLCE HLD1”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund include the accounts of CLCE HLD1. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CLCE HLD1 were $11,433,780, or approximately 0.45% of the Fund’s total net assets.

25

On June 30, 2023, CELF HOLDINGS (D2) LLC (“CLCE LF2”) commenced operations as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments of the Fund include the accounts of CLCE LF2. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2023, net assets of the CLCE LF2 were $22,750,926, or approximately 0.90% of the Fund’s total net assets.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of December 31, 2023.

CLCE SPV and CLCE LF2 are disregarded entities for income tax purposes. CLCE HOLD, CLCE HLD2, and CLCE HLD1 are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on their taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

26

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of December 31, 2023, the Fund had three outstanding forward currency contracts.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in Collateralized Loan Obligations (“CLOs”) and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of December 31, 2023, the Fund had the following unfunded loan commitments as noted in the consolidated Schedule of Investments with a total principal amount of $74,481,498.

27

Borrower	Type	Principal Amount
Acclaim Midco, LLC	Delayed Draw	$897,436
Acclaim Midco, LLC	Revolver	358,974
Alcami Corporation	Delayed Draw	318,004
Alcami Corporation	Revolver	508,806
Apex Service Partners, LLC	Delayed Draw	1,005,000
Ardonagh Midco 3 PLC	First Lien Term Loan	2,388,388
ASG II, LLC	Delayed Draw	156,522
Avalara, Inc.	Revolver	272,727
Bamboo U.S. Bidco USD	Delayed Draw	1,831,129
Bamboo U.S. Bidco USD	Revolver	2,621,516
Bausch Receivables Funding LP	Revolver	3,333,333
Bluefin Holding, LLC	Revolver	673,077
Bluesight, Inc.	Revolver	400,000
Clearco SPV V US LP	First Lien Term Loan	12,256,200
Cobham Holdings, Inc.	Revolver	468,750
Coupa Holdings, LLC	Delayed Draw	385,633
Coupa Holdings, LLC	Revolver	295,276
Cresset Asset Management, LLC	First Lien Term Loan	1,430
Crewline Buyer, Inc.	Revolver	870,417
Disco Parent, LLC	Revolver	113,619
Exactcare Parent, Inc.	Revolver	442,623
FB FLL Aviation LLC	First Lien Term Loan	1,260,000
Finastra USA, Inc.	Revolver	936,090
Fullsteam Operations	Delayed Draw	352,153
Fullsteam Operations	Delayed Draw	224,444
Fullsteam Operations	Revolver	89,778
Groundworks, LLC	Delayed Draw	243,918
Groundworks, LLC	Revolver	277,179
Hanger, Inc.	Revolver	1,000
Hanger, Inc.	Delayed Draw	1,238,095
Hanger, Inc.	Delayed Draw	547,619
Hanger, Inc.	Delayed Draw	6,190,476
Hanger, Inc.	Delayed Draw	2,738,095
Helium Acquirer Corporation	Delayed Draw	451,513
Helium Acquirer Corporation	Revolver	190,024
Kensington Private Equity Fund	Delayed Draw	3,200,000
KWOL Acquisition, Inc.	Revolver	313,808
Lexington Hotel Owner, LLC	Delayed Draw	981,379
Mercury Bidco LLC	Revolver	408,163
MGT Merger Target, LLC	Revolver	372,414
MIS Acquisition, LLC	Revolver	533,334
Next HoldCo, LLC	Delayed Draw	950,570
Next HoldCo, LLC	Revolver	342,205
OMH-Healthedge Holdings, Inc.	Revolver	1,466,165
Oranje Holdco, Inc.	Revolver	592,667

28

Borrower	Type	Principal Amount
Paragon 28 Inc	Delayed Draw	7,500,000
Paragon 28 Inc	Revolver	500
Penn TRGRP Holdings	Revolver	769,167
Poinciana LLC	Delayed Draw	2,509,443
PracticeTek Purchaser LLC	Delayed Draw	1,935,491
PracticeTek Purchaser LLC	Delayed Draw	4,524,894
PracticeTek Purchaser LLC	Revolver	500
Service Compression, LLC	First Lien Term Loan	69,755
Service Compression, LLC	Delayed Draw	41,886
SintecMedia NYC, Inc.	Revolver	152,542
Sunland Asphalt & Construction, LLC	Delayed Draw	742,188
SureWerx Purchaser III, Inc.	Delayed Draw	468,750
SureWerx Purchaser III, Inc.	Revolver	190,625
TerSera Therapeutics, LLC	Revolver	227,926
The Arcticom Group, LLC	Delayed Draw	17,024
Trintech, Inc.	Revolver	425,537
United Digestive MSO Parent, LLC	Delayed Draw	595,000
United Digestive MSO Parent, LLC	Revolver	297,500
WCI-BXC Purchaser, LLC	Revolver	512,821
Total		$74,481,498

Borrowing, Use of Leverage

On December 20, 2021, the Fund’s wholly owned subsidiary, CELF SPV LLC (“CELF SPV”), entered into a secured revolving credit facility (the “Facility”), pursuant to a Loan and Servicing Agreement with Massachusetts Mutual Life Insurance Company as an initial lender and the administrative agent, C.M. Life Insurance Company as an initial lender and other lenders from time to time as parties thereto (the “Lenders”), the Fund, Alter Domus (US) LLC as the Collateral Custodian and other parties. As of November 17, 2023, the Facility provides for borrowings on a committed basis in an aggregate principal amount up to $500,000,000, and may be increased further from time to time upon mutual agreement by the Lenders and CELF SPV. The Facility is secured by the Fund’s equity interest in CELF SPV and by CELF SPV’s assets. The Facility matures on December 20, 2029. In connection with the Facility, CELF SPV has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Facility contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of CELF SPV or the Fund; (iii) a change of control of CELF SPV; or (iv) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders may declare the outstanding advances and all other obligations under the Facility immediately due and payable.

Certain Fund investments are held by this special purpose vehicle (“SPV”). The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

29

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement.

On November 20, 2023, the Fund entered into sale/buy-back agreements with Macquarie US Trading LLC (“Macquarie”), and pursuant to such agreements, the Fund assigned certain assets to Macquarie, with a corresponding repurchase obligation at an agreed-upon price within 120 days after the sale date (the “Macquarie Sale/Buy-Back”). The Macquarie Sale/Buy-Back has a funding cost of 2.3879 basis points (0.023879%) per day and is not subject to any additional fees. As of December 31, 2023, secured borrowings pursuant to the Macquarie Sale/Buy-Back were $82,817,392 with a maturity of 30-90 days. Secured borrowings outstanding as of December 31, 2023 with Macquarie were as follows:

Loan Name	Trade Date	Maturity Date	Amount
Acclaim Midco, LLC	November 20, 2023	March 26, 2024	$1,429,667
Baxters North America Holdings, Inc.	November 20, 2023	March 26, 2024	4,575,619
Bluefin Holding, LLC	November 20, 2023	March 26, 2024	4,322,125
Bluesight, Inc.	November 20, 2023	March 26, 2024	2,902,393
Confluent Health, LLC	November 20, 2023	March 26, 2024	1,725,443
Coupa Holdings, LLC	November 20, 2023	March 26, 2024	2,753,507
Crewline Buyer, Inc.	November 20, 2023	March 26, 2024	5,309,193
DMT Solutions Global Corporation	November 20, 2023	March 26, 2024	4,966,574
Eisner Advisory Group LLC	November 20, 2023	March 26, 2024	1,935,338
Finastra USA, Inc.	November 20, 2023	March 26, 2024	5,617,047
Foundation Risk Partners, Corp.	November 20, 2023	March 26, 2024	1,717,899
Groundworks, LLC	November 20, 2023	March 26, 2024	3,156,808
Hanger, Inc.	November 20, 2023	March 26, 2024	1,440,833
Helix Acquisition Holdings, Inc.	November 20, 2023	March 26, 2024	3,808,166
Houghton Mifflin Harcourt Publishing Company	November 20, 2023	March 26, 2024	3,122,574
Infinite Bidco LLC	November 20, 2023	March 26, 2024	3,147,565
Knight Energy Services LLC	November 20, 2023	March 26, 2024	2,387,284
Mercury Bidco LLC	November 20, 2023	March 26, 2024	2,925,131
MGT Merger Target, LLC	November 20, 2023	March 26, 2024	2,236,069
Oranje Holdco, Inc.	November 20, 2023	March 26, 2024	3,016,839
Orthodontic Partners, LLC	November 20, 2023	March 26, 2024	1,539,226
Penn TRGRP Holdings	November 20, 2023	March 26, 2024	3,182,725
SintecMedia NYC, Inc.	November 20, 2023	March 26, 2024	2,891,288
Sunland Asphalt & Construction, LLC	November 20, 2023	March 26, 2024	1,114,928
TerSera Therapeutics, LLC	November 20, 2023	March 26, 2024	1,753,919
Trintech, Inc.	November 20, 2023	March 26, 2024	4,559,803
United Digestive MSO Parent, LLC	November 20, 2023	March 26, 2024	1,431,691
Xactly Corporation	November 20, 2023	March 26, 2024	3,847,740
Total			$82,817,392

30

3. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2023:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$—	$534,795,035	$—	$534,795,035
Private Investment Vehicles	—	—	20,595,223	2,056,972,110	2,077,567,333
Collateralized Loan Obligations	—	13,690,894	61,909,895	—	75,600,789
Preferred Stocks	—	—	32,484,657	—	32,484,657
Common Stocks	972,097	—	7,642,558	—	8,614,655
Subordinated Debt	—	—	3,804,699	—	3,804,699
Warrants	—	—	1,380,344	—	1,380,344
Short-Term Investments	36,963,103	—	—	—	36,963,103
Total Investments, at fair value	$37,935,200	$13,690,894	$662,612,411	$2,056,972,110	$2,771,210,615
Other Financial Instruments[1]
Forward Contracts	$—	$30,950	$—	$—	$30,950
Total Assets	$37,935,200	$13,721,844	$662,612,411	$2,056,972,110	$2,771,241,565

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

31

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2023:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Common Stocks
Balance as of April 1, 2023	$166,082,850	$1,564,528	$11,207,903	$29,017,670	$968,234
Purchases	478,248,696	26,097,540	54,337,350	3,125,003	6,519,091
Sales/Paydowns	(34,301,878)	(8,124,291)	—	—	—
Realized gains (losses)	154,224	—	—	—	—
Original issue discount and amendment fees	(1,494,639)	—	—	—	—
Accretion	763,118	—	37,230	—	—
Change in Unrealized appreciation (depreciation)	1,512,819	1,057,446	105,846	341,984	155,233
Transfers In1	—	—	—	—	—
Transfers Out[2]	(76,170,155)	—	(3,778,434)	—	—
Balance as of December 31, 2023	$534,795,035	$20,595,223	$61,909,895	$32,484,657	$7,642,558
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2023	$1,382,040	$1,057,446	$366,154	$341,984	$155,233

	Subordinated Debt	Warrants	Total
Balance as of April 1, 2023	$1,988,411	$922,447	$211,752,043
Purchases	104,209	—	568,431,889
Sales/Paydowns	—	—	(42,426,169)
Realized gains (losses)	—	—	154,224
Original issue discount and amendment fees	—	—	(1,494,639)
Accretion	27,839	—	828,187
Change in Unrealized appreciation (depreciation)	(4,417)	457,897	3,626,808
Transfers In1	1,688,657	—	1,688,657
Transfers Out[2]	—	—	(79,948,589)
Balance as of December 31, 2023	$3,804,699	$1,380,344	$662,612,411
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2023	$(4,417)	$457,897	$3,756,337

[1]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

[2]	Transferred from Level 3 to Level 2 because observable market data became available for the investments. $74,481,498 represents unfunded loan commitments.

32